Offerings - Offering: 1	Apr. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, offered by the Selling Securityholders
Amount Registered | shares	6,700,000
Proposed Maximum Offering Price per Unit	137.93
Maximum Aggregate Offering Price	$ 924,131,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 141,484.46
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act, such number of shares of common stock reg
i
stered hereby shall include an indeterminable number of shares of common stock that may be issued in connection with a stock split, stock dividend, recapitalization or similar event.

(2)	Represents shares of common stock of the registrant issuable upon exchange of the registrant’s 1.875% exchangeable senior notes due 2029.
(3)
The proposed maximum offering price per share is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low reported sale prices of our common stock on the New York Stock Exchange on April 4, 2025.